Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 11 — Shareholders’ Equity

Ordinary Shares

AERL is authorized to issue 200,000,000 Ordinary Shares, par value $.0001.  As of December 31, 2011, 2010, and 2009, 38,804,064, 22,544,064, and 10,350,000 Ordinary Shares are outstanding, respectively.  The Company issued 12,050,000 and 4,210,000 ordinary shares related to achieving earnings targets in 2010 following the filing of Form 20-F during the second quarter of 2011.  Ordinary shares totaling 31,604 and 18,796 issuable for 2011 and 2010 director and key management compensation have not yet been issued.  The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Private Placement

On May 18, 2010, pursuant to certain Share Purchase Agreements dated as of April 15, 2010 (each a “Share Purchase Agreement” and together the “Share Purchase Agreements”) by and between AERL and 200 individual investors, the Company consummated the sale of 60,000 Ordinary Shares of the Company (the “Shares”) for a purchase price of $9.50 per share or an aggregate purchase price of $570,000. The sale of the Shares was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) pursuant to Regulation S under the Act due to the fact that the offering of the Shares was not made in the United States and that none of the investors were U.S. Persons (as defined in the Act).

Directors Compensation

All of the Company directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the years ended December 31, 2011, 2010 and 2009 were $508,000, $477,000 and $0, respectively.

Warrants

As of December 31, 2011 and 2010, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option described below. The AERL IPO originally sold a unit which consisted of one Ordinary Share and a warrant which entitled the holder to purchase two Ordinary Shares at $5.00 per share. Prior to the redemption described below, each warrant entitled the registered holder to purchase one Ordinary Share at a price of $5.00 per share, subject to adjustment. The warrants became exercisable upon the completion of AERL's acquisition of AGRL.  However, no warrant (other than the warrants sold to certain of AERL’s founders simultaneously with AERL’s IPO, or the “Founders’ Warrants”) was exercisable and AERL was not be obligated to issue Ordinary Shares unless, at the time a holder exercised such warrant, a prospectus relating to the Ordinary Shares issuable upon exercise of the warrant is current and the Ordinary Shares have been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the warrants. A prospectus relating to the Ordinary Shares issuable upon exercise of the warrants was declared effective on May 28, 2010. The Founders’ Warrants were exercisable for unregistered Ordinary Shares even if a prospectus relating to the Ordinary Shares issuable upon such exercise is not current.

In connection with its IPO, AERL also issued a Unit Purchase Option, for $100, to EarlyBird Capital (the underwriter) (and its designees) to purchase 480,000 units at an exercise price of $6.60 per unit. The units issuable upon exercise of this option are identical to the units sold in AERL's IPO. The Unit Purchase Option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the Unit Purchase Option (the difference between the exercise prices of the Unit Purchase Option and the underlying Warrants and the market price of the Units and underlying Ordinary Shares) to exercise the Unit Purchase Option without the payment of any cash. The Company has no obligation to net cash settle the exercise of the Unit Purchase Option or the Warrants underlying the Unit Purchase Option. The holder of the Unit Purchase Option will not be entitled to exercise the Unit Purchase Option or the Warrants underlying the Unit Purchase Option unless a registration statement covering the securities underlying the Unit Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Unit Purchase Option or underlying Warrants, the Unit Purchase Option or Warrants, as applicable, will expire worthless.  The Unit Purchase Option expires in 2013.

On June 28, 2010, AERL sent a notice (the “Notice”) to all record holders of the ordinary share purchase warrants of the Company that, pursuant to the Warrant Agreement between the Company and Continental Stock Transfer and Trust Company, the warrants would be redeemed for cash at the redemption price of $0.01 per warrant (the “Redemption Price”) on October 28, 2010 (the “Redemption Date”) if not exercised by that date.  Management did not exercise its option to require the holders of the warrants to exercise warrants on a “cashless basis.” Accordingly, after 5:00 p.m. New York time on the Redemption Date, the warrants not exercised are no longer exercisable for Ordinary Shares of the Company and the holders of 4,046,439 warrants received the Redemption Price totaling $40,464.

	Warrants Outstanding (A)	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
Outstanding December 31, 2009	16,088,000	—	$5.05	3.5 years
Granted	—		—
Redeemed	(4,046,439)		5.00
Exercised	(10,601,561)		5.00
Outstanding December 31, 2010	1,440,000	1,440,000	$5.64	2.5 years
Granted	—		—
Redeemed	—		—
Exercised	—		—
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1.5 years

(A)	Includes shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.

During the year ended December 31, 2010, 7,095,790 warrants were exercised for the purchase of 7,095,790 Ordinary Shares for a purchase price of $5.00 per share or an aggregate purchase price of $35,478,950 which are used for working capital for the Company.  Additionally, 3,505,771 "founder warrants" were exercised on a cashless basis for 1,343,050 Ordinary Shares.

Share Repurchase Program

During June 2011, the Board of Directors authorized the establishment of a share repurchase program for the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. In order to comply with the Company's insider trading policy, the program began after the release of the Company’s financial results for the six-month period ended June 30, 2011 and will expire on June 30, 2012. Purchases pursuant to the program may be made from time to time in accordance with SEC rules and regulations through open market transactions, subject to market conditions, the Company’s share price and other factors. The repurchase program may be modified, suspended or discontinued at any time.  As of the date of this report, no shares have been repurchased.

Dividend

During June 2011,  the Board of Directors has authorized a regular semi-annual cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. The first dividend was paid on September 2, 2011, totaling $3,880,406. The Company estimates that an additional dividend will be declared and paid in 2012 amounting to $7,529,000.

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at December 31, 2011 and 2010.